EQUITY-BASED COMPENSATION - Non-vested stock options (Details) - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Number of Stock Options
Outstanding stock options	23,840	15,454
Granted		14,740
Vested	(10,278)	(4,933)
Forfeited	(151)	(1,421)
Outstanding stock options	13,411	23,840
Weighted-Average Grant Date Fair Value
Outstanding stock options	$ 0.64	$ 0.33
Granted		0.84
Vested	0.38	0.36
Forfeited	0.27	0.29
Outstanding stock options	$ 0.84	$ 0.64